                               VARIABLE ACCOUNT B
                       OF MONARCH LIFE INSURANCE COMPANY

                                 ANNUAL REPORT
                               DECEMBER 31, 2001




This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.




[MONARCH LIFE INSURANCE COMPANY LOGO]


The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account B of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account B of Monarch Life Insurance Company at December 31, 2001 and 2000, and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the custodians, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2002

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2001

ASSETS                                                       COST           SHARES/UNITS     MARKET VALUE
                                                         ------------       ------------     ------------
Investment in Oppenheimer Variable Account Funds,
at Market Value (Note 2):
 Oppenheimer Money Fund                                  $ 22,294,249        22,294,249      $ 22,294,249
 Oppenheimer Bond Fund                                      5,714,796           488,306         5,473,908
 Oppenheimer Aggressive Growth Fund                        30,626,715           393,497        16,023,193
 Oppenheimer Capital Appreciation Fund                     35,641,127           843,720        30,863,280
 Oppenheimer Multiple Strategies Fund                      42,078,896         2,727,081        41,997,049
 Oppenheimer High Income Fund                               6,491,980           762,910         6,515,250
                                                         ------------                        ------------
                                                          142,847,763                         123,166,929
                                                         ------------                        ------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
 2005 Trust                                                 1,902,215         2,511,247         2,249,726
 2006 Trust                                                 1,002,673         1,349,029         1,167,423
 2007 Trust                                                   159,590           232,758           189,165
 2008 Trust                                                   341,250           543,851           406,899
 2009 Trust                                                     1,528             2,503             1,757
 2010 Trust                                                   346,643           628,360           408,126
 2019 Trust                                                    59,264           164,102            58,826
                                                         ------------                        ------------
                                                            3,813,163                           4,481,922
                                                         ------------                        ------------
Total Invested Assets                                    $146,660,926                         127,648,851
                                                         ============
Dividends Receivable                                                                                8,106
Pending Trades                                                                                      5,668
                                                                                             ------------
 Total Assets                                                                                 127,662,625
                                                                                             ------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                         935,494
                                                                                             ------------
 Total Liabilities                                                                                935,494
                                                                                             ------------

Net Assets                                                                                   $126,727,131
                                                                                             ============

NET ASSETS
For Variable Life Insurance Policies                                                         $126,551,508
Unamortized Allocated Policy Loading (Note 1)                                                     175,623
                                                                                             ------------
 Total Net Assets                                                                            $126,727,131
                                                                                             ============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2000

ASSETS                                                        COST          SHARES/UNITS      MARKET VALUE
                                                          ------------      ------------      ------------
Investment in Oppenheimer Variable Account Funds,
at Market Value (Note 2):
 Oppenheimer Money Fund                                   $ 22,991,336        22,991,336      $ 22,991,336
 Oppenheimer Bond Fund                                       5,401,794           455,574         5,125,214
 Oppenheimer Aggressive Growth Fund                         32,482,161           392,756        27,795,344
 Oppenheimer Capital Appreciation Fund                      35,031,676           862,361        40,211,882
 Oppenheimer Multiple Strategies Fund                       40,715,127         2,676,234        44,291,666
 Oppenheimer High Income Fund                               10,203,160         1,054,997         9,779,823
                                                          ------------                        ------------
                                                           146,825,254                         150,195,265
                                                          ------------                        ------------
Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
 2005 Trust                                                  2,012,727         2,655,890         2,181,284
 2006 Trust                                                  1,130,982         1,533,763         1,220,260
 2007 Trust                                                    165,602           241,371           181,690
 2008 Trust                                                    353,853           563,330           393,469
 2009 Trust                                                      1,781             2,917             1,928
 2010 Trust                                                    379,631           686,685           425,813
 2019 Trust                                                    237,195           699,420           251,987
                                                          ------------                        ------------
                                                             4,281,771                           4,656,431
                                                          ------------                        ------------
Total Invested Assets                                     $151,107,025                         154,851,696
                                                          ============

Dividends Receivable                                                                                23,376
Pending Trades                                                                                     400,971
                                                                                              ------------
 Total Assets                                                                                  155,276,043
                                                                                              ------------

LIABILITIES

Payable to Monarch Life Insurance Company                                                        1,661,587
                                                                                              ------------
 Total Liabilities                                                                               1,661,587
                                                                                              ------------

 Net Assets                                                                                   $153,614,456
                                                                                              ============
NET ASSETS

For Variable Life Insurance Policies                                                          $153,330,902
Unamortized Allocated Policy Loading (Note 1)                                                      283,554
                                                                                              ------------
 Total Net Assets                                                                             $153,614,456
                                                                                              ============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 and 1999

                                                                       TOTALS - ALL DIVISIONS
                                                        -----------------------------------------------------
                                                             2001                2000                1999
                                                        -------------       -------------       -------------
Investment Income:
 Dividends (Note 2)                                     $  13,242,018       $  12,652,849       $   8,046,746
Expenses:
 Risk Charges and Administrative Expenses (Note 4)           (891,018)         (1,117,632)         (1,022,450)
 Transaction Charges (Note 5)                                 (15,264)            (15,519)            (23,669)
                                                        -------------       -------------       -------------
  Net Investment Income                                    12,335,736          11,519,698           7,000,627
                                                        -------------       -------------       -------------

Net Realized Gains (Losses)                                (1,356,150)          15,261,473         10,974,432
Net Unrealized Gains (Losses)                             (22,756,751)        (26,398,233)         16,876,894
                                                        -------------       -------------       -------------
 Net Realized and Unrealized Gains (Losses)               (24,112,901)        (11,136,760)         27,851,326
                                                        -------------       -------------       -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                               (11,777,165)            382,938          34,851,953
                                                        -------------       -------------       -------------

Transfers of Net Premiums                                      15,899              29,917             310,106
Transfers of Policy Loading, Net                             (107,931)            (84,246)            (43,675)
Transfers Due to Deaths                                    (2,316,970)         (3,229,586)         (2,325,997)
Transfers Due to Other Terminations                        (8,475,426)         (8,745,978)        (10,074,432)
Transfers Due to Policy Loans                              (1,263,792)         (3,537,423)         (2,770,809)
Transfers of Cost of Insurance                             (2,638,015)         (2,902,085)         (2,688,052)
Transfers of Loan Processing Charges                         (323,925)           (315,949)           (324,496)
Transfers Among Investment Divisions                               --                  --                  --
                                                        -------------       -------------       -------------

Net Decrease in Net Assets
 Resulting from Principal Transactions                    (15,110,160)        (18,785,350)        (17,917,355)
                                                        -------------       -------------       -------------

Total Increase (Decrease) in Net Assets                   (26,887,325)        (18,402,412)         16,934,598
Net Assets - Beginning of Year                            153,614,456         172,016,868         155,082,270
                                                        -------------       -------------       -------------
Net Assets - End of Year                                $ 126,727,131       $ 153,614,456       $ 172,016,868
                                                        =============       =============       =============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                                     AGGRESSIVE
                                                                               MONEY                BOND               GROWTH
                                                                                FUND                FUND                FUND
                                                           TOTAL              DIVISION            DIVISION            DIVISION
                                                       -------------       -------------       -------------       -------------
Investment Income:
 Dividends (Note 2)                                    $  13,242,018       $     867,858       $     369,332       $   3,383,965
Expenses:
 Risk Charges and Administrative Expenses (Note 4)          (891,018)           (151,450)            (31,264)           (125,246)
 Transaction Charges (Note 5)                                (15,264)                 --                  --                  --
                                                       -------------       -------------       -------------       -------------
  Net Investment Income (Loss)                            12,335,736             716,408             338,068           3,258,719
                                                       -------------       -------------       -------------       -------------

Net Realized Gains (Losses)                               (1,356,150)                 --             (53,566)         (2,069,752)
Net Unrealized Gains (Losses)                            (22,756,751)                 --              35,694          (9,916,705)
                                                       -------------       -------------       -------------       -------------
 Net Realized and Unrealized Gains (Losses)              (24,112,901)                 --             (17,872)        (11,986,457)
                                                       -------------       -------------       -------------       -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                               (11,777,165)            716,408             320,196          (8,727,738)
                                                       -------------       -------------       -------------       -------------

Transfers of Net Premiums                                     15,899                 (56)                266               3,159
Transfers of Policy Loading, Net                            (107,931)            (48,618)             (1,505)            (15,365)
Transfers Due to Deaths                                   (2,316,970)            (89,516)           (214,857)           (210,374)
Transfers Due to Other Terminations                       (8,475,426)         (3,863,389)           (404,222)           (800,784)
Transfers Due to Policy loans                             (1,263,792)             24,540              26,801             (54,139)
Transfers of Cost of Insurance                            (2,638,015)           (420,636)           (122,015)           (373,283)
Transfers of Loan Processing Charges                        (323,925)            (58,882)            (18,940)            (43,150)
Transfers Among Investment Divisions                              --           3,488,602             762,970          (1,550,477)
                                                       -------------       -------------       -------------       -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (15,110,160)           (967,955)             28,498          (3,044,413)
                                                       -------------       -------------       -------------       -------------

Total Increase (Decrease) in Net Assets                  (26,887,325)           (251,547)            348,694         (11,772,151)
Net Assets - Beginning of Year                           153,614,456          21,662,751           5,125,213          27,795,343
                                                       -------------       -------------       -------------       -------------
Net Assets - End of Year                               $ 126,727,131       $  21,411,204       $   5,473,907       $  16,023,192
                                                       =============       =============       =============       =============

                                                              CAPITAL            MULTIPLE              HIGH
                                                           APPRECIATION         STRATEGIES            INCOME
                                                               FUND                FUND                FUND                2005
                                                             DIVISION            DIVISION            DIVISION            DIVISION
                                                          -------------       -------------       -------------       --------------
Investment Income:
 Dividends (Note 2)                                       $   3,676,706       $   3,967,161       $     976,996       $          --
Expenses:
 Risk Charges and Administrative Expenses (Note 4)             (221,721)           (280,072)            (52,601)            (14,143)
 Transaction Charges (Note 5)                                        --                  --                  --              (7,596)
                                                          -------------       -------------       -------------       --------------
  Net Investment Income (Loss)                                3,454,985           3,687,089             924,395             (21,739)
                                                          -------------       -------------       -------------       --------------

Net Realized Gains (Losses)                                   1,128,067             600,287          (1,016,997)             13,559
Net Unrealized Gains (Losses)                                (9,958,052)         (3,658,386)            446,606             178,955
                                                          -------------       -------------       -------------       --------------
 Net Realized and Unrealized Gains (Losses)                  (8,829,985)         (3,058,099)           (570,391)            192,514
                                                          -------------       -------------       -------------       --------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (5,375,000)            628,990             354,004             170,775
                                                          -------------       -------------       -------------       --------------

Transfers of Net Premiums                                         3,128               8,069               1,333                  --
Transfers of Policy Loading, Net                                (21,709)            (19,610)               (713)               (118)
Transfers Due to Deaths                                        (759,713)           (595,371)           (232,730)            (11,185)
Transfers Due to Other Terminations                          (1,643,665)         (1,586,931)           (151,191)            (23,850)
Transfers Due to Policy loans                                  (540,941)           (364,361)           (317,384)            (26,000)
Transfers of Cost of Insurance                                 (660,014)           (791,105)           (174,808)            (36,713)
Transfers of Loan Processing Charges                            (85,726)            (89,863)            (17,772)             (3,463)
Transfers Among Investment Divisions                           (373,352)            494,179          (2,725,312)             (1,125)
                                                          -------------       -------------       -------------       --------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                       (4,081,992)         (2,944,993)         (3,618,577)           (102,454)
                                                          -------------       -------------       -------------       --------------

Total Increase (Decrease) in Net Assets                      (9,456,992)         (2,316,003)         (3,264,573)             68,321
Net Assets - Beginning of Year                               40,303,379          44,291,666       $   9,779,824           2,181,224
                                                          -------------       -------------       -------------       --------------
Net Assets - End of Year                                  $  30,846,387       $  41,975,663       $   6,515,251       $   2,249,545
                                                          =============       =============       =============       ==============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                            2006              2007              2008
                                                          DIVISION          DIVISION          DIVISION
                                                        -----------       -----------       -----------
Investment Income:
 Dividends (Note 2)                                     $        --       $        --       $        --
Expenses:
 Risk Charges and Administrative Expenses (Note 4)           (7,512)           (1,236)           (2,403)
 Transaction Charges (Note 5)                                (3,939)            (639)            (1,381)
                                                        -----------       -----------       -----------
  Net Investment Income (Loss)                              (11,451)           (1,875)           (3,784)
                                                        -----------       -----------       -----------

Net Realized Gains (Losses)                                  20,892               766             1,623
Net Unrealized Gains (losses)                                75,469            13,485            26,032
                                                        -----------       -----------       -----------
 Net Realized and Unrealized Gains (Losses)                  96,361            14,251            27,655
                                                        -----------       -----------       -----------

Net Increase (Decease) in Net Assets
 Resulting from Operations                                   84,910            12,376            23,871
                                                        -----------       -----------       -----------

Transfers of Net Premiums                                        --                --                --
Transfers of Policy Loading, Net                                (95)             (150)               (5)
Transfers Due to Deaths                                    (198,392)               --                --
Transfers Due to Other Terminations                          (1,916)                2                 4
Transfers Due to Policy Loans                                 5,923                --                --
Transfers of Cost of Insurance                              (24,568)           (4,579)           (9,833)
Transfers of Loan Processing Charges                           (704)             (127)             (471)
Transfers Among Investment Divisions                         81,938               (69)             (148)
                                                        -----------       -----------       -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                     (137,814)           (4,923)          (10,453)
                                                        -----------       -----------       -----------

Total Increase (Decrease) in Net Assets                     (52,904)            7,453            13,418
Net Assets - Beginning of Year                            1,220,230           181,677           393,439
                                                        -----------       -----------       -----------
Net Assets-End of Year                                  $ 1,167,326       $   189,130       $   406,857
                                                        ===========       ===========       ===========

                                                            2009              2010             2019
                                                          DIVISION          DIVISION         DIVISION
                                                        -----------       -----------       ------------
Investment Income:
 Dividends (Note 2)                                     $        --       $        --       $        --
Expenses:
 Risk Charges and Administrative Expenses (Note 4)              (11)           (2,849)             (510)
 Transaction Charges (Note 5)                                    (7)           (1,429)             (273)
                                                        -----------       -----------       ------------
  Net Investment Income (Loss)                                  (18)           (4,278)             (783)
                                                        -----------       -----------       ------------

Net Realized Gains (Losses)                                      33             4,419            14,519
Net Unrealized Gains (losses)                                    80            15,301           (15,230)
                                                        -----------       -----------       ------------
 Net Realized and Unrealized Gains (Losses)                     113            19,720              (711)
                                                        -----------       -----------       ------------

Net Increase (Decease) in Net Assets
 Resulting from Operations                                       95            15,442            (1,494)
                                                        -----------       -----------       ------------

Transfers of Net Premiums                                        --                --                --
Transfers of Policy Loading, Net                                 --               (40)               (3)
Transfers Due to Deaths                                          --            (4,832)               --
Transfers Due to Other Terminations                               1                13               502
Transfers Due to Policy Loans                                    --           (18,231)               --
Transfers of Cost of Insurance                                 (190)           (8,718)          (11,553)
Transfers of Loan Processing Charges                            (76)           (1,044)           (3,707)
Transfers Among Investment Divisions                             (1)              (299)         (176,906)
                                                        -----------       -----------       ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                         (266)          (33,151)         (191,667)
                                                        -----------       -----------       ------------

Total Increase (Decrease) in Net Assets                        (171)          (17,709)         (193,161)
Net Assets - Beginning of Year                                1,929           425,801           251,980
                                                        -----------       -----------       ------------
Net Assets-End of Year                                  $     1,758       $   408,092       $    58,819
                                                        ===========       ===========       ============

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                                    AGGRESSIVE
                                                                               MONEY               BOND               GROWTH
                                                                               FUND                FUND                FUND
                                                           TOTAL             DIVISION            DIVISION            DIVISION
                                                       -------------       -------------       -------------       -------------
Investment Income:
 Dividends (Note 2)                                    $  12,652,849       $   1,468,437       $     437,798       $   1,484,609
Expenses:
 Risk Charges and Administrative Expenses (Note 4)        (1,117,632)           (164,184)            (31,498)           (247,700)
 Transaction Charges (Note 5)                                (15,519)                 --                  --                  --
                                                       -------------       -------------       -------------       -------------
  Net Investment Income (Loss)                            11,519,698           1,304,253             406,300           1,236,909
                                                       -------------       -------------       -------------       -------------

Net Realized Gains (Losses)                               15,261,473                  --             (60,647)          9,593,728
Net Unrealized Gains (Losses)                            (26,398,233)                 --             (75,435)        (14,760,517)
                                                       -------------       -------------       -------------       -------------
 Net Realized and Unrealized Gains (Losses)              (11,136,760)                 --            (136,082)         (5,166,789)
                                                       -------------       -------------       -------------       -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   382,938           1,304,253             270,218          (3,929,880)
                                                       -------------       -------------       -------------       -------------

Transfers of Net Premiums                                     29,917               1,163               1,120               9,489
Transfers of Policy Loading, Net                             (84,246)            (20,219)             (2,105)            (16,738)
Transfers Due to Deaths                                   (3,229,586)           (615,382)           (123,928)           (635,129)
Transfers Due to Other Terminations                       (8,745,978)         (2,543,298)           (479,638)         (2,009,880)
Transfers Due to Policy Loans                             (3,537,423)           (536,136)            103,142            (505,959)
Transfers of Cost of Insurance                            (2,902,085)           (440,684)           (108,503)           (577,469)
Transfers of Loan Processing Charges                        (315,949)            (61,285)            (18,600)            (55,383)
Transfers Among Investment Divisions                              --             918,593            (160,714)          1,482,291
                                                       -------------       -------------       -------------       -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (18,785,350)         (3,297,248)           (789,226)         (2,308,778)
                                                       -------------       -------------       -------------       -------------

Total Increase (Decrease) in Net Assets                  (18,402,412)         (1,992,995)           (519,008)         (6,238,658)
Net Assets - Beginning of Year                           172,016,868          23,655,746           5,644,221          34,034,001
                                                       -------------       -------------       -------------       -------------
Net Assets - End of Year                               $ 153,614,456       $  21,662,751       $   5,125,213       $  27,795,343
                                                       =============       =============       =============       =============


                                                           CAPITAL            MULTIPLE              HIGH
                                                        APPRECIATION         STRATEGIES            INCOME
                                                            FUND                FUND                FUND                2009
                                                          DIVISION            DIVISION            DIVISION            DIVISION
                                                       -------------       -------------       -------------       --------------
Investment Income:
 Dividends (Note 2)                                    $   3,156,539       $   5,262,866       $     842,600       $          --
Expenses:
 Risk Charges and Administrative Expenses (Note 4)          (296,128)           (293,109)            (56,080)             (2,193)
 Transaction Charges (Note 5)                                     --                  --                  --              (1,201)
                                                       -------------       -------------       -------------       --------------
  Net Investment Income (Loss)                             2,860,411           4,969,757             786,520              (3,394)
                                                       -------------       -------------       -------------       --------------

Net Realized Gains (Losses)                                4,828,767           1,281,391            (523,037)            149,429
Net Unrealized Gains (Losses)                             (7,956,316)         (3,610,962)           (486,607)           (133,254)
                                                       -------------       -------------       -------------       --------------
 Net Realized and Unrealized Gains (Losses)               (3,127,549)         (2,329,571)         (1,009,644)             16,175
                                                       -------------       -------------       -------------       --------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (267,138)          2,640,186            (223,124)             12,781
                                                       -------------       -------------       -------------       --------------

Transfers of Net Premiums                                      4,371              12,372               1,402                  --
Transfers of Policy Loading, Net                             (21,203)            (20,863)               (962)                 --
Transfers Due to Deaths                                     (695,820)           (900,746)           (177,858)                 --
Transfers Due to Other Terminations                       (1,419,221)         (2,060,614)           (115,796)              6,468
Transfers Due to Policy Loans                             (1,684,643)           (813,661)            (81,493)               (605)
Transfers of Cost of Insurance                              (723,466)           (787,787)           (192,707)              6,029
Transfers of Loan Processing Charges                         (75,165)            (78,799)            (23,778)              2,744
Transfers Among Investment Divisions                      (1,201,877)           (544,093)          1,845,822          (2,932,344)
                                                       -------------       -------------       -------------       --------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    (5,817,024)         (5,194,191)          1,254,630          (2,917,708)
                                                       -------------       -------------       -------------       --------------

Total Increase (Decrease) in Net Assets                   (6,084,162)         (2,554,005)          1,031,506          (2,904,927)
Net Assets - Beginning of Year                            46,387,541          46,845,671           8,748,318           2,904,927
                                                       -------------       -------------       -------------       --------------
Net Assets - End of Year                               $  40,303,379       $  44,291,666       $   9,779,824       $          --
                                                       =============       =============       =============       ==============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (CONTINUED)

                                                               2005              2006              2007              2008
                                                             DIVISION          DIVISION          DIVISION          DIVISION
                                                           -----------       -----------       -----------       -----------
Investment Income:
 Dividends (Note 2)                                        $        --       $        --       $        --       $        --
Expenses:
 Risk Charges and Administrative Expenses (Note 4)             (12,929)           (7,126)           (1,088)           (2,078)
 Transaction Charges (Note 5)                                   (6,917)           (3,912)             (561)           (1,190)
                                                           -----------       -----------       -----------       -----------
  Net Investment Income (Loss)                                 (19,846)          (11,038)           (1,649)           (3,268)
                                                           -----------       -----------       -----------       -----------

Net Realized Gains (Losses)                                        834            (4,311)             (275)              (93)
Net Unrealized Gains (Losses)                                  257,808           167,329            27,180            62,932
                                                           -----------       -----------       -----------       -----------
 Net Realized and Unrealized Gains (Losses)                     258,642           163,018            26,905            62,839
                                                           -----------       -----------       -----------       -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      238,796           151,980            25,256            59,571
                                                           -----------       -----------       -----------       -----------

Transfers of Net Premiums                                           --                --                --                --
Transfers of Policy Loading, Net                                  (857)             (160)             (169)               (8)
Transfers Due to Deaths                                             --           (80,723)               --                --
Transfers Due to Other Terminations                            (37,549)             (258)             (148)           (1,016)
Transfers Due to Policy Loans                                  (18,137)            1,769                --                --
Transfers of Cost of Insurance                                 (34,297)          (21,425)           (4,221)           (7,174)
Transfers of Loan Processing Charges                            (3,131)             (775)             (135)             (479)
Transfers Among Investment Divisions                           270,037            (4,733)           28,639            99,867
                                                           -----------       -----------       -----------       -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                         176,066          (106,305)           23,966            91,190
                                                           -----------       -----------       -----------       -----------

Total Increase (Decrease) in Net Assets                        414,862            45,675            49,222           150,761
Net Assets - Beginning of Year                               1,766,362         1,174,555           132,455           242,678
                                                           -----------       -----------       -----------       -----------
Net Assets- End of Year                                    $ 2,181,224       $ 1,220,230       $   181,677       $   393,439
                                                           ===========       ===========       ===========       ===========


                                                               2009              2010              2019
                                                             DIVISION          DIVISION          DIVISION
                                                           -----------       -----------       ------------
Investment Income:
 Dividends (Note 2)                                        $        --       $        --       $        --
Expenses:
 Risk Charges and Administrative Expenses (Note 4)                (188)           (2,721)             (610)
 Transaction Charges (Note 5)                                      (88)           (1,366)             (284)
                                                           -----------       -----------       -----------
  Net Investment Income (Loss)                                    (276)           (4,087)             (894)
                                                           -----------       -----------       -----------

Net Realized Gains (Losses)                                        731            (8,799)            3,755
Net Unrealized Gains (Losses)                                    3,075            90,103            16,431
                                                           -----------       -----------       -----------
 Net Realized and Unrealized Gains (Losses)                      3,806            81,304            20,186
                                                           -----------       -----------       -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       3,530            77,217            19,292
                                                           -----------       -----------       -----------

Transfers of Net Premiums                                           --                --                --
Transfers of Policy Loading, Net                                  (793)             (166)               (3)
Transfers Due to Deaths                                             --                --                --
Transfers Due to Other Terminations                            (28,305)          (23,252)          (33,471)
Transfers Due to Policy Loans                                       --            (1,700)               --
Transfers of Cost of Insurance                                    (468)           (7,822)           (2,091)
Transfers of Loan Processing Charges                               (39)             (940)             (184)
Transfers Among Investment Divisions                              (200)          (14,152)          212,864
                                                           -----------       -----------       -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                         (29,805)          (48,032)          177,115
                                                           -----------       -----------       -----------

Total Increase (Decrease) in Net Assets                        (26,275)           29,185           196,407
Net Assets - Beginning of Year                                  28,204           396,616            55,573
                                                           -----------       -----------       -----------
Net Assets- End of Year                                    $     1,929       $   425,801       $   251,980
                                                           ===========       ===========       ===========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                                                     AGGRESSIVE
                                                                                MONEY               BOND               GROWTH
                                                                                FUND                FUND                FUND
                                                           TOTAL              DIVISION            DIVISION            DIVISION
                                                       -------------       -------------       -------------       -------------
Investment Income:
 Dividends (Note 2)                                    $   8,046,746       $   1,267,781       $     328,165       $          --
Expenses:
 Risk Charges and Administrative Expenses (Note 4)        (1,022,450)           (175,606)            (38,412)           (146,205)
 Transaction Charges (Note 5)                                (23,669)                 --                  --                  --
                                                       -------------       -------------       -------------       -------------
  Net Investment Income (Loss)                             7,000,627           1,092,175             289,753            (146,205)
                                                       -------------       -------------       -------------       -------------

Net Realized Gains (Losses)                               10,974,432                  --              (7,993)          7,104,598
Net Unrealized Gains (Losses)                             16,876,894                  --            (422,439)          8,106,867
                                                       -------------       -------------       -------------       -------------
 Net Realized and Unrealized Gains (Losses)               27,851,326                  --            (430,432)         15,211,465
                                                       -------------       -------------       -------------       -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                34,851,953           1,092,175            (140,679)         15,065,260
                                                       -------------       -------------       -------------       -------------

Transfers of Net Premiums                                    310,106              35,641               3,319              50,180
Transfers of Policy Loading, Net                             (43,675)           (140,374)             (2,990)            (30,860)
Transfers Due to Deaths                                   (2,325,997)           (549,431)           (103,482)           (489,957)
Transfers Due to Other Terminations                      (10,074,432)         (3,948,691)           (545,880)         (1,420,338)
Transfers Due to Policy Loans                             (2,770,809)           (664,720)            (49,840)           (126,602)
Transfers of Cost of Insurance                            (2,688,052)           (472,673)           (132,425)           (360,079)
Transfers of Loan Processing Charges                        (324,496)            (60,276)            (19,855)            (53,450)
Transfers Among Investment Divisions                              --           4,546,499             358,870             310,020
                                                       -------------       -------------       -------------       -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (17,917,355)         (1,254,025)           (492,283)         (2,121,086)
                                                       -------------       -------------       -------------       -------------

Total Increase (Decrease) in Net Assets                   16,934,598            (161,850)           (632,962)         12,944,174
Net Assets-Beginning of Year                             155,082,270          23,817,596           6,277,183          21,089,827
                                                       -------------       -------------       -------------       -------------
Net Assets-End of Year                                 $ 172,016,868       $  23,655,746       $   5,644,221       $  34,034,001
                                                       =============       =============       =============       =============

                                                           CAPITAL             MULTIPLE              HIGH
                                                        APPRECIATION          STRATEGIES            INCOME
                                                            FUND                 FUND                FUND              1999
                                                          DIVISION             DIVISION            DIVISION          DIVISION
                                                       --------------       -------------       -------------       ---------
Investment Income:
 Dividends (Note 2)                                    $    1,528,328       $   4,098,638       $     823,834       $     --
Expenses:
 Risk Charges and Administrative Expenses (Note 4)           (243,594)           (307,576)            (67,066)          (251)
 Transaction Charges (Note 5)                                      --                  --                  --           (143)
                                                       --------------       -------------       -------------       --------
  Net Investment Income (Loss)                              1,284,734           3,791,062             756,768           (394)
                                                       --------------       -------------       -------------       --------

Net Realized Gains (Losses)                                 2,693,583           1,468,455            (269,665)         4,315
Net Unrealized Gains (Losses)                               9,523,937            (226,382)              2,331         (2,626)
                                                       --------------       -------------       -------------       --------
 Net Realized and Unrealized Gains (Losses)                12,217,520           1,242,073            (267,334)         1,689
                                                       --------------       -------------       -------------       --------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                 13,502,254           5,033,135             489,434          1,295
                                                       --------------       -------------       -------------       --------

Transfers of Net Premiums                                      97,022             113,543               7,075             --
Transfers of Policy Loading, Net                               29,059             118,240              (3,616)            --
Transfers Due to Deaths                                      (227,895)           (654,936)           (239,043)            --
Transfers Due to Other Terminations                        (1,322,177)         (2,172,760)           (463,046)           684
Transfers Due to Policy Loans                                (966,210)           (716,119)           (132,640)       (10,353)
Transfers of Cost of Insurance                               (593,712)           (788,138)           (215,631)           834
Transfers of Loan Processing Charges                          (76,496)            (79,556)            (23,756)           387
Transfers Among Investment Divisions                         (833,405)         (3,491,326)           (700,290)      (353,871)
                                                       --------------       -------------       -------------       --------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                     (3,894,414)         (7,671,052)         (1,770,947)      (362,319)
                                                       --------------       -------------       -------------       --------

Total Increase (Decrease) in Net Assets                     9,607,840          (2,637,917)         (1,281,513)      (361,024)
Net Assets-Beginning of Year                               36,779,701          49,483,588          10,029,831        361,024
                                                       --------------       -------------       -------------       --------
Net Assets-End of Year                                 $   46,387,541       $  46,845,671       $   8,748,318       $     --
                                                       ==============       =============       =============       ========


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (CONTINUED)

                                                           2000          2005          2006         2007        2008        2009
                                                         DIVISION      DIVISION      DIVISION     DIVISION    DIVISION    DIVISION
                                                         --------      --------      --------     --------    --------    --------
Investment Income:
 Dividends (Note 2)                                    $        --   $        --   $        --   $      --   $      --   $     --
Expenses:
  Risk Charges and Administrative Expenses (Note 4)        (17,974)      (12,119)       (7,871)       (965)     (1,558)      (221)
  Transaction Charges (Note 5)                              (9,870)       (6,374)       (4,315)       (485)       (848)      (102)
                                                       -----------   -----------   -----------   ---------   ---------   ---------
  Net Investment Income (Loss)                             (27,844)      (18,493)      (12,186)     (1,450)     (2,406)      (323)
                                                       -----------   -----------   -----------   ---------   ---------   ---------
Net Realized Gains (Losses)                                  4,118       (11,418)       (5,741)       (722)     (1,120)      (134)
Net Unrealized Gains (Losses)                              123,978       (71,462)      (74,169)    (10,448)    (22,752)    (3,082)
                                                       -----------   -----------   -----------   ---------   ---------   ---------
   Net Realized and Unrealized Gains (Losses)              128,096       (82,880)      (79,910)    (11,170)    (23,872)    (3,216)
Net Increase (Decrease) in Net Assets                   -----------   -----------   -----------   ---------   ---------   ---------
   Resulting from Operations                               100,252      (101,373)      (92,096)    (12,620)    (26,278)    (3,539)
                                                       -----------   -----------   -----------   ---------   ---------   ---------
Transfers of Net Premiums                                       --         1,244            --          --          --      2,082
Transfers of Policy Loading, Net                              (885)       (2,926)       (3,508)       (600)     (2,603)      (286)
Transfers Due to Deaths                                    (29,012)      (25,689)           --          --      (6,552)        --
Transfers Due to Other Terminations                        (78,554)     (113,734)          343          35        (234)        --
Transfers Due to Policy Loans                              (73,309)      (11,011)      (21,493)         --       5,694         90
Transfers of Cost of Insurance                             (48,237)      (34,671)      (24,818)     (3,528)     (5,813)      (558)
Transfers of Loan Processing Charges                        (5,105)       (3,228)       (1,199)        (91)       (575)       (92)
Transfers Among Investment Divisions                       173,289        (1,027)      (55,657)     (6,223)      8,133       (456)
                                                       -----------   -----------   -----------   ---------   ---------   ---------
Net Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                   (61,813)     (191,042)     (106,332)    (10,407)     (1,950)       780
                                                       -----------   -----------   -----------   ---------   ---------   ---------
Total Increase (Decrease) in Net Assets                     38,439      (292,415)     (198,428)    (23,027)    (28,228)    (2,759)
Net Assets - Beginning of Year                           2,866,488     2,058,777     1,372,983     155,482     270,906     30,963
                                                       -----------   -----------   -----------   ---------   ---------   ---------
Net Assets - End of Year                               $ 2,904,927   $ 1,766,362   $ 1,174,555   $ 132,455   $ 242,678   $ 28,204
                                                       ===========   ===========   ===========   =========   =========   =========

                                                           2010       2019
                                                         DIVISION   DIVISION
                                                         --------   --------
Investment Income:
 Dividends (Note 2)                                     $      --   $    --
Expenses:
  Risk Charges and Administrative Expenses (Note 4)        (2,874)     (158)
  Transaction Charges (Note 5)                             (1,452)      (80)
                                                        ---------   -------
  Net Investment Income (Loss)                             (4,326)     (238)
                                                        ---------   -------
Net Realized Gains (Losses)                                (3,814)      (30)
Net Unrealized Gains (Losses)                             (45,220)   (1,639)
                                                        ---------   -------
   Net Realized and Unrealized Gains (Losses)             (49,034)   (1,669)
Net Increase (Decrease) in Net Assets                   ---------   -------
   Resulting from Operations                              (53,360)   (1,907)
                                                        ---------   -------
Transfers of Net Premiums                                      --        --
Transfers of Policy Loading, Net                           (1,621)     (705)
Transfers Due to Deaths                                        --        --
Transfers Due to Other Terminations                        (9,347)     (133)
Transfers Due to Policy Loans                              (4,296)       --
Transfers of Cost of Insurance                             (8,249)     (354)
Transfers of Loan Processing Charges                       (1,145)      (59)
Transfers Among Investment Divisions                      (13,287)   58,731
                                                        ---------   -------
Net Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  (37,945)   57,480
                                                        ---------   -------
Total Increase (Decrease) in Net Assets                   (91,305)   55,573
Net Assets - Beginning of Year                            487,921        --
                                                        ---------   -------
Net Assets - End of Year                                $ 396,616   $55,573
                                                        =========   =======


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS


NOTE 1-ORGANIZATION

Variable Account B of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of thirteen investment divisions. Six of the divisions each invest solely in the shares of the six corresponding separate funds of the Oppenheimer Variable Account Funds (the Funds), a no-load, open-end, diversified, management investment company registered under the 1940 Act. The Funds' investment advisor is Oppenheimer Funds, Inc. Seven divisions each invest solely in the units of the seven corresponding series trusts of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the Merrill Trust), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Merrill Trust is Merrill Lynch, Pierce, Fenner & Smith Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account's assets are not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life makes certain deductions from the premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyholder in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyholder's investment base in equal installments at the beginning of the second through eleventh policy years.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS



NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

      INVESTMENTS: The investments in shares of the Funds and in units of the Merrill Trust are stated at market value which is the net asset value per share and per unit of the respective funds and series trusts of the Funds and the Merrill Trust. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Funds and the Merrill Trust are reinvested in additional shares and units, respectively, and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

      FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends and capital gains distributions) attributable to the Account is not taxed.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds and units of the Merrill Trust by the Account for the year ended December 31, 2001 are shown below:

                                                       PURCHASES       SALES
                                                       ---------       -----
      Oppenheimer Money Fund                         $ 20,493,485   $ 21,190,572
      Oppenheimer Bond Fund                             1,461,699      1,095,133
      Oppenheimer Aggressive Growth Fund                6,617,729      6,403,423
      Oppenheimer Capital Appreciation Fund             7,976,175      8,494,792
      Oppenheimer Multiple Strategies Fund              5,052,941      4,289,459
      Oppenheimer High Income Fund                      9,596,868     12,291,050
      2005 Trust                                               --        124,072
      2006 Trust                                           88,756        237,954
      2007 Trust                                               --          6,776
      2008 Trust                                               --         14,225
      2009 Trust                                               --            284
      2010 Trust                                              518         37,925
      2019 Trust                                            8,983        201,433
                                                     ------------   ------------
      Totals                                         $ 51,297,154   $ 54,387,098
                                                     ============   ============


NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .75% (on an annual basis) of the policyholders' investment base.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS


NOTE 5-TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc. on the sale of units of the Merrill Trust to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on an annual basis) of the policyholders' investment base.

NOTE 6-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2001, are shown below:

                                                                                       NET INCREASE
                                                         ISSUED         REDEEMED        (DECREASE)
                                                         ------         --------        ----------
       Money Fund Division                              989,827        (1,057,170)       (67,343)
       Bond Fund Division                                44,944           (45,145)          (201)
       Aggressive Growth Fund Division                   58,884          (110,366)       (51,482)
       Capital Appreciation Fund Division                78,282          (126,463)       (48,181)
       Multiple Strategies Fund Division                 54,288          (127,046)       (72,758)
       High Income Fund Division                        225,424          (310,940)       (85,516)
       2005 Division                                        224            (1,702)        (1,478)
       2006 Division                                      8,663           (12,558)        (3,895)
       2007 Division                                          0              (140)          (140)
       2008 Division                                         28              (291)          (263)
       2009 Division                                          0                (8)            (8)
       2010 Division                                        197            (1,192)          (995)
       2019 Division                                        805           (18,026)       (17,221)

NOTE 7-POLICYOWNERS' INVESTMENT BASE

Policyowners' investment base for 2001, consists of the following:

                                                                AT DECEMBER 31,
                                                ------------------------------------------------
                                                                   SEPARATE
                                                                   ACCOUNT           POLICYOWNER
                                                                    INDEX            INVESTMENT
                                                  UNITS        Lowest to Highest         BASE
                                                  -----       ------------------         ----
       Money Fund Division                        963,011     $22.64  to  $23.63     $22,095,176
       Bond Fund Division                         151,781      35.26  to   36.79       5,473,642
       Aggressive Growth Fund Division            278,630      56.55  to   58.81      16,022,530
       Capital Appreciation Fund Division         363,293      83.32  to   86.94      30,863,141
       Multiple Strategies Fund Division        1,022,765      40.35  to   41.91      41,997,806
       High Income Fund Division                  161,606      39.44  to   41.05       6,515,015
       2005 Division                               31,158      70.77  to   73.85       2,249,074
       2006 Division                               32,727      35.15  to   36.58       1,168,467
       2007 Division                                5,255      35.50  to   36.86         189,146
       2008 Division                               10,057      39.55  to   40.95         406,587
       2009 Division                                   49      33.30  to   34.40           1,674
       2010 Division                               12,194      33.12  to   34.12         407,332
       2019 Division                                4,886      11.14  to   11.22          54,608

                                                      FOR THE YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------
                                                 EXPENSES AS A
                                                 % OF AVERAGE
                                                  INVESTMENT                  TOTAL
                                                     BASE                    RETURN
                                               Lowest to Highest        Lowest to Highest
                                               -----------------        -----------------
       Money Fund Division                      .50%  to   .75%         3.08%   to    3.34%
       Bond Fund Division                       .50%  to   .75%         6.97%   to    7.25%
       Aggressive Growth Fund Division          .50%  to   .75%       (31.79%)  to  (31.61%)
       Capital Appreciation Fund Division       .50%  to   .75%       (13.24%)  to  (13.01%)
       Multiple Strategies Fund Division        .50%  to   .75%         1.45%   to    1.71%
       High Income Fund Division                .50%  to   .75%         1.20%   to    1.46%
       2005 Division                            .84%  to  1.09%         7.89%   to    8.16%
       2006 Division                            .84%  to  1.09%         7.58%   to    7.86%
       2007 Division                            .84%  to  1.09%         6.79%   to    7.06%
       2008 Division                            .84%  to  1.09%         5.95%   to    6.22%
       2009 Division                            .84%  to  1.09%         4.93%   to    5.20%
       2010 Division                            .84%  to  1.09%         3.60%   to    3.86%
       2019 Division                            .84%  to  1.09%        (1.59%)  to   (1.34%)


The investment income ratio (dividends less capital gains distributions divided by average net assets) is not presented because as described in Note 2, capital gains distributions are included in dividend income.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS



NOTE 8-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

NOTE 9-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds and the Merrill Trust, that the Account satisfies the current requirements of the regulations.




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51260 2/02